Sales	12 Months Ended
Dec. 31, 2023
Sale of goods [Line Items]
Sales

20.   Sales

(a)

The Group’s sales are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	530,103	533,765	702,962
America - other than Peru	169,239	178,724	145,988
Asia	59,308	36,796	23,637
Europe	55,107	33,412	51,803
	813,757	782,697	924,390
Services -
Peru	12,884	22,095	20,936
America - other than Peru	—	127	96
Europe	—	—	20
	12,884	22,222	21,052
Royalties -
Peru	—	1,381	15,928

	826,641	806,300	961,370

Revenues by type of good or services:
Sales by metal -
Copper	466,558	367,278	340,522
Gold	279,731	299,747	262,676
Silver	196,340	157,923	316,930
Zinc	46,620	107,486	143,580
Lead	21,401	32,951	51,907
Manganese sulfate	—	361	4,976
Antimony	—	28	—
	1,010,650	965,774	1,120,591
Commercial deductions, note 2.4(q)	(196,893)	(183,077)	(196,201)
Sales of goods, note 20(b)	813,757	782,697	924,390
Sales of services, note 20(b)	12,884	22,222	21,052
Royalties income, note 20(b)	—	1,381	15,928
Total revenue from contracts with customers	826,641	806,300	961,370

Revenues by type of recognition:
Goods transferred at a point in time	813,757	782,697	924,390
Services transferred over time	12,884	22,222	21,052
Royalties at a point of time	—	1,381	15,928
	826,641	806,300	961,370

See related accounting policies in Note 2.4(p).

(b)	Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods (a)	813,757	782,697	924,390
Hedge operations, note 34(a)	6,056	12,774	(51,952)
Adjustments to prior period liquidations	(450)	(920)	(5,137)
Fair value of accounts receivables	(8,402)	6,648	(3,831)
Sale of goods	810,961	801,199	863,470
Sale of services, note 20(a)	12,884	22,222	21,052
Royalty income, note 20(a)	—	1,381	15,928

	823,845	824,802	900,450

See related accounting policies in Note 2.4 (p).

(c)	Performance obligations -

The performance obligation of the sale of goods is satisfied upon delivery of the goods and payment is generally due within 5 to 90 days from delivery. Performance obligation of services is satisfied over-time and payment is generally due upon completion and acceptance of service.

(d)	Concentration of sales -

In 2023, the 4 customers with sales of more than 10% of total sales represented 28%, 20%, 19% and 12% from the total sales of Group (4 clients represented 32%, 23%, 22% and 10% from the total sales of Group during the year 2022 and 4 clients represented 37%, 19%, 17% and 15% during the year 2021). As December 31, 2023, 79% of the accounts receivable correspond to these customers (71% as of December 31, 2022). These customers are related to the mining business.

The Group’s sales of gold and concentrates are delivered to investment banks and national and international well-known companies. Some of these customers have long-term sales contracts with the Group that guarantee supplying them the production from the Group’s mines.

Sociedad Minera Cerro Verde S.A.A.
Sale of goods [Line Items]
Sales

14.  Revenues

(a)	This item is made up as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2023		December 31, 2022		December 31, 2021
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	891,451	3,219,033	866,703	3,120,448	794,205	3,421,871
Copper cathode	101,617	394,809	101,368	404,115	91,802	394,256
Other (primarily silver and molybdenum concentrate)		529,386		450,732		383,321

Total revenues		4,143,228		3,975,295		4,199,448

Revenues with related parties totaled US$4.0 billion for the year ended December 31, 2023 (US$3.8 billion for the year ended December 31, 2022 and US$4.0 billion for the year ended December 31, 2021).

As described in Note 2(d), the sale of copper, molybdenum and silver in concentrate are provisionally priced at shipment. Adjustments to the provisional prices are recognized as gains and losses in sales of goods through the month of settlement. Adjustments to provisional priced copper and molybdenum sales resulted in decreases in revenue totaling US$53.6 million for the year ended December 31, 2023, an increases of US$ 78.2 million for the year ended December 31, 2022 and a decrease of US$ 88.6 million for the year ended December 31, 2021.

(b)	The following table shows sales by geographic region based on the final destination port:

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$(000)	US$(000)	US$(000)

Asia	3,083,051	3,229,797	3,223,191
North America	547,934	386,768	429,330
Europe	401,512	165,871	314,425
South America (primarily Peru)	110,731	192,859	232,502

Total sales	4,143,228	3,975,295	4,199,448

(c)	Concentration of sales -

For the year ended December 31, 2023, 97%, of the Company’s sales were to related entities (FMC, Sumitomo Metal Mining Company and Climax Molybdenum). For the year ended December 31, 2022 and 2021, 95% of the Company’s sales were to these related entities.